UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21751

Lazard World Dividend &Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2009

FORM N-Q

Item 1. Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments
September 30, 2009 (unaudited)

Description	Shares	Value

Common Stocks — 95.6%

Australia — 5.4%
Macquarie Infrastructure Group (b)	1,763,561	$2,294,825
TABCORP Holdings, Ltd.	126,977	798,696
Telstra Corp., Ltd.	262,969	758,611
Transurban Group	218,260	789,451
Total Australia		4,641,583

Brazil — 5.3%
Cia Brasileira de Meios de Pagamento SA (b)	122,000	1,210,634
Redecard SA (b)	135,000	2,076,513
Souza Cruz SA	34,380	1,207,259
Total Brazil		4,494,406

China — 1.5%
China Construction Bank Corp.	1,074,000	859,195
Industrial and Commercial Bank of China, Ltd., Class H	562,000	422,766
Total China		1,281,961

Egypt — 1.7%
Egyptian Company for Mobile Services	36,865	1,479,357

Finland — 1.6%
Sampo Oyj, A Shares	54,923	1,383,194

France — 7.0%
Axa SA	56,741	1,536,090
Sanofi-Aventis	11,400	836,611
Total SA	31,930	1,897,258
Vivendi	55,180	1,707,408
Total France		5,977,367

Germany — 4.1%
Allianz SE	19,375	2,420,443
E.ON AG	25,700	1,089,882
Total Germany		3,510,325

Greece — 2.5%
Hellenic Telecommunications Organization SA	37,540	620,756
OPAP SA	59,835	1,542,798
Total Greece		2,163,554

Hong Kong — 1.7%
Esprit Holdings, Ltd.	146,000	979,606
Pacific Basin Shipping, Ltd.	644,000	$425,453
Total Hong Kong		1,405,059

Israel — 2.0%
Israel Chemicals, Ltd.	152,558	1,745,719

Italy — 4.0%
Atlantia SpA	70,700	1,714,312
Eni SpA	45,872	1,146,525
Terna SpA	147,800	576,394
Total Italy		3,437,231

Japan — 1.0%
Mizuho Financial Group, Inc.	213,100	422,568
Nintendo Co., Ltd.	1,600	409,959
Total Japan		832,527

Mexico — 1.2%
Kimberly-Clark de Mexico SAB de CV, Series A	248,600	1,031,643

Netherlands — 1.4%
Royal Dutch Shell PLC, A Shares	41,200	1,178,669

New Zealand — 1.1%
Telecom Corp. of New Zealand, Ltd.	484,953	931,620

Philippines — 1.5%
Philippine Long Distance
Telephone Co. Sponsored ADR	25,100	1,290,140

Singapore — 1.6%
Ascendas Real Estate Investment Trust	1,021,000	1,398,878

South Africa — 3.3%
Kumba Iron Ore, Ltd. (b)	62,215	2,053,956
Pretoria Portland Cement Co., Ltd.	1	5
Tiger Brands, Ltd.	37,570	752,700
Total South Africa		2,806,661

South Korea — 0.5%
Macquarie Korea Infrastructure Fund GDR	102,050	443,451

Spain — 2.3%
Banco Santander SA	48,800	785,526
Bolsas y Mercados Espanoles	30,430	1,184,935
Total Spain		1,970,461

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value

Switzerland — 2.4%
Zurich Financial Services AG	8,501	$2,022,094

Taiwan — 4.2%
HTC Corp.	157,500	1,729,423
Taiwan Semiconductor Manufacturing Co., Ltd.	941,490	1,888,955
Total Taiwan		3,618,378

Turkey — 2.0%
Ford Otomotiv Sanayi AS	154,595	968,823
Turkiye Halk Bankasi AS	118,042	699,980
Total Turkey		1,668,803

United Kingdom — 8.5%
BP PLC	194,314	1,717,304
British American Tobacco PLC	27,200	853,310
Legal & General Group PLC	496,100	696,116
Man Group PLC	162,050	857,743
Prudential PLC	106,083	1,019,763
Vodafone Group PLC	951,950	2,132,947
Total United Kingdom		7,277,183

United States — 27.8%
Altria Group, Inc. (b)	103,900	1,850,459
American Electric Power Co., Inc. (b)	23,400	725,166
Analog Devices, Inc.	15,300	421,974
AT&T, Inc. (b)	61,750	1,667,868
Darden Restaurants, Inc.	10,400	354,952
Diamond Offshore Drilling, Inc. (b)	21,050	2,010,696
Emerson Electric Co. (b)	42,400	1,699,392
General Electric Co.	26,600	436,772
Genuine Parts Co.	15,700	597,542
Intel Corp. (b)	40,300	788,671
Kimberly-Clark Corp. (b)	9,300	548,514
Leggett & Platt, Inc.	53,600	1,039,840
Marsh & McLennan Cos., Inc.	16,200	400,626
Mattel, Inc. (b)	104,600	1,930,916
McDonald’s Corp.	10,200	582,114
Merck & Co., Inc. (b)	63,200	1,999,016
Pfizer, Inc. (b)	49,000	810,950
Reynolds American, Inc. (b)	40,000	1,780,800
RPM International, Inc.	49,100	907,859
Spectra Energy Corp.	34,700	657,218
The Macerich Co. REIT	367	11,131
UDR, Inc. REIT	26,100	410,814
USA Mobility, Inc.	40,540	522,155
Valero Energy Corp.	20,600	399,434
Verizon Communications, Inc. (b)	38,400	$1,162,368
Total United States		23,717,247
Total Common Stocks (Identified cost $78,466,501)		81,707,511

Limited Partnership Units — 2.1%

United States — 2.1%
Energy Transfer Equity LP	21,400	599,200
Enterprise GP Holdings LP	19,900	588,642
Enterprise Products Partners LP	20,800	589,056
Total United States		1,776,898
Total Limited Partnership Units (Identified cost $2,007,433)		1,776,898

Description	Principal Amount (000) (c)	Value
Foreign Government Obligations — 17.6%

Brazil — 6.1%
Brazil NTN-F:
10.00%, 01/01/12	7,700	4,337,922
10.00%, 01/01/13	1,648	901,814
Total Brazil		5,239,736

Egypt — 3.5%
Egypt Treasury Bills:
0.00%, 10/13/09	3,600	652,738
0.00%, 11/03/09	1,800	324,569
0.00%, 11/10/09	6,200	1,115,932
0.00%, 11/17/09	2,300	413,181
0.00%, 11/24/09	2,500	448,291
Total Egypt		2,954,711

Ghana — 0.9%
Ghanaian Government Bonds:
13.50%, 03/29/10	330	214,327
14.00%, 03/07/11	560	342,400
13.67%, 06/11/12	390	220,375
Total Ghana		777,102

Hungary — 2.9%
Hungarian Government Bonds:
6.00%, 10/12/11	55,000	291,145
7.25%, 06/12/12	240,500	1,299,733
5.50%, 02/12/14	59,200	296,654
6.75%, 02/24/17	113,420	579,204
Total Hungary		2,466,736

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2009 (unaudited)

Description	Principal Amount (000) (c)	Value

Mexico — 1.9%
Mexican Bonos:
9.00%, 12/20/12	7,867	$621,281
8.00%, 12/19/13	7,700	586,072
8.00%, 12/17/15	5,500	414,833
Total Mexico		1,622,186

Poland — 1.2%
Polish Government Bonds:
5.75%, 03/24/10	770	270,430
4.75%, 04/25/12	933	321,736
3.00%, 08/24/16	1,290	458,459
Total Poland		1,050,625

Turkey — 0.9%
Turkish Government Bond, 10.00%, 02/15/12	1,003	753,800

Uganda — 0.2%
Uganda Government Bond, 10.00%, 04/01/10	338,000	174,545
Total Foreign Government Obligations (Identified cost $14,267,584)		15,039,441

Structured Note — 1.0%

Colombia — 1.0%
JPMorgan Chase & Co. Colombian Peso Linked Notes, 12.84%, 03/05/15 (Identified cost $976,000) (d)	976	919,685

Supranationals — 0.4%

Zambia — 0.4%
European Investment Bank, 12.25%, 02/26/10 (Identified cost $439,677)	1,600,000	335,541

Description	Shares	Value
Short-Term Investment — 1.4%
State Street Institutional Treasury Money Market Fund (Identified cost $1,186,230)	1,186,230	1,186,230
Total Investments — 118.1% (Identified cost $97,343,425) (a)		$100,965,306
Liabilities in Excess of Cash and Other Assets — (18.1)%		(15,500,496)
Net Assets — 100.0%		$85,464,810

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2009 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2009:

Forward Currency Purchase Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
CLP	11/02/09	231,234,250	$421,000	$421,883	$883	$-
CNY	02/25/10	919,283	135,000	134,543	-	457
CNY	05/10/10	6,504,960	968,000	953,023	-	14,977
CNY	05/10/10	1,470,175	218,776	215,391	-	3,385
CNY	05/10/10	485,856	72,000	71,181	-	819
COP	10/26/09	1,273,769,000	629,644	662,076	32,432	-
EUR	10/02/09	344,000	502,790	503,392	602	-
EUR	10/07/09	275,215	371,196	402,735	31,539	-
EUR	10/08/09	1,489,000	2,122,198	2,178,921	56,723	-
EUR	10/21/09	344,000	502,782	503,388	606	-
EUR	11/06/09	160,000	211,696	234,132	22,436	-
EUR	12/17/09	297,000	400,712	434,579	33,867	-
GHC	10/09/09	166,081	112,073	114,039	1,966	-
GHC	12/21/09	549,000	356,725	359,099	2,374	-
GHC	01/25/10	278,382	166,000	177,713	11,713	-
GHC	03/25/10	342,000	191,650	209,986	18,336	-
IDR	10/14/09	3,108,000,000	259,000	320,847	61,847	-
IDR	10/14/09	1,535,490,000	141,000	158,512	17,512	-
IDR	10/16/09	3,027,855,000	291,000	312,455	21,455	-
IDR	11/16/09	5,239,305,000	519,000	537,366	18,366	-
IDR	12/04/09	7,740,840,000	753,000	790,964	37,964	-
IDR	12/28/09	1,907,100,000	195,000	193,896	-	1,104
IDR	02/19/10	4,500,946,000	432,368	452,766	20,398	-
ILS	10/08/09	8,999,748	2,364,000	2,389,518	25,518	-
ILS	05/11/10	1,026,532	263,132	272,542	9,410	-
INR	10/13/09	16,018,640	334,000	332,799	-	1,201
INR	10/14/09	20,252,100	418,000	420,722	2,722	-
INR	10/22/09	33,216,690	689,000	689,649	649	-
INR	11/03/09	14,844,350	305,000	307,931	2,931	-
INR	11/25/09	16,185,000	335,998	335,177	-	821
INR	12/29/09	17,811,630	369,000	367,873	-	1,127
INR	02/03/10	14,941,950	305,000	307,669	2,669	-
JPY	11/09/09	31,886,022	348,000	355,303	7,303	-
KES	10/15/09	15,831,750	209,000	212,362	3,362	-
KES	10/27/09	9,410,313	125,000	126,225	1,225	-
KRW	10/30/09	558,979,900	463,000	474,269	11,269	-
KRW	11/09/09	911,778,700	733,000	773,505	40,505	-
KRW	12/17/09	579,827,050	473,000	491,633	18,633	-
KWD	10/13/09	238,000	828,979	830,406	1,427	-
KWD	10/14/09	350,000	1,220,022	1,221,163	1,141	-
MXN	10/05/09	5,681,177	433,000	420,748	-	12,252
MXN	10/05/09	5,397,405	406,000	399,732	-	6,268
MXN	10/05/09	6,185,038	457,000	458,064	1,064	-
MXN	11/17/09	472,955	35,000	34,821	-	179
MYR	11/23/09	2,932,056	844,000	845,316	1,316	-
MYR	01/04/10	1,420,634	407,000	408,945	1,945	-
PHP	12/08/09	19,715,360	406,000	413,098	7,098	-

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2009 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2009 (concluded):

Forward Currency Purchase Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
PHP	12/16/09	21,334,340	$437,000	$446,681	$9,681	$-
PHP	12/29/09	18,587,610	387,000	388,693	1,693	-
PLN	10/02/09	1,460,108	508,731	508,731	-	-
PLN	10/08/09	5,576,875	1,922,000	1,942,192	20,192	-
PLN	12/17/09	1,125,432	356,217	389,926	33,709	-
PLN	12/17/09	236,165	73,928	81,823	7,895	-
PLN	12/17/09	1,583,951	518,767	548,788	30,021	-
RON	11/02/09	1,214,670	421,555	418,479	-	3,076
RUB	10/08/09	11,351,000	355,385	377,520	22,135	-
RUB	10/09/09	14,687,336	488,000	488,372	372	-
RUB	10/13/09	8,685,000	287,240	288,525	1,285	-
RUB	10/14/09	15,529,000	514,256	515,772	1,516	-
TRY	10/19/09	1,967,519	1,326,000	1,321,703	-	4,297
TWD	11/09/09	3,995,500	122,000	125,263	3,263	-
TWD	12/21/09	34,264,500	1,060,000	1,078,210	18,210	-
UGX	10/13/09	398,184,000	188,000	206,089	18,089	-
UGX	12/22/09	494,676,000	252,000	249,572	-	2,428
UGX	12/24/09	244,145,000	115,000	123,088	8,088	-
UGX	12/28/09	1,003,304,000	447,904	505,112	57,208	-
ZMK	12/18/09	2,019,049,000	373,000	414,910	41,910	-
ZMK	12/21/09	512,905,000	95,000	105,243	10,243	-
ZMK	12/28/09	1,653,067,000	306,691	338,011	31,320	-
ZMK	01/11/10	503,485,000	89,748	102,316	12,568	-
Total Forward Currency Purchase Contracts			$33,389,163	$34,197,376	$860,604	$52,391

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2009 (unaudited)

Forward Currency Sale Contracts open at September 30, 2009:

Forward Currency Sale Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
BRL	12/28/09	4,781,175	$2,602,000	$2,659,665	$-	$57,665
COP	10/26/09	779,998,500	387,000	405,426	-	18,426
COP	10/26/09	1,344,744,000	684,000	698,968	-	14,968
COP	11/27/09	973,760,000	358,000	504,056	-	146,056
EUR	10/02/09	344,772	508,731	504,521	4,210	-
EUR	10/08/09	497,000	708,026	727,283	-	19,257
EUR	10/21/09	1,884,000	2,777,395	2,756,926	20,469	-
EUR	10/21/09	344,000	502,782	503,388	-	606
EUR	10/30/09	1,129,000	1,650,000	1,652,101	-	2,101
EUR	11/02/09	285,000	421,555	417,049	4,506	-
EUR	12/17/09	252,000	356,217	368,734	-	12,517
EUR	12/17/09	52,516	73,928	76,843	-	2,915
EUR	12/17/09	363,000	518,767	531,152	-	12,385
GHC	10/09/09	326,143	221,279	223,946	-	2,667
HUF	10/08/09	411,008,670	2,122,198	2,230,468	-	108,270
HUF	11/06/09	47,616,000	211,696	257,042	-	45,346
ILS	05/11/10	1,026,532	247,000	272,542	-	25,542
JPY	10/30/09	40,703,168	445,732	453,524	-	7,792
JPY	11/09/09	4,829,800	52,208	53,818	-	1,610
JPY	11/09/09	76,083,976	822,529	847,798	-	25,269
JPY	12/17/09	38,553,316	425,064	429,707	-	4,643
JPY	12/21/09	98,270,403	1,027,342	1,095,336	-	67,994
MXN	10/05/09	2,320,029	174,000	171,821	2,179	-
MXN	11/09/09	9,590,880	696,000	706,902	-	10,902
PLN	10/07/09	1,233,046	371,196	429,451	-	58,255
PLN	12/17/09	1,361,597	400,712	471,749	-	71,037
TRY	10/19/09	273,624	185,000	183,810	1,190	-
ZMK	12/18/09	609,000,000	125,000	125,148	-	148
Total Forward Currency Sale Contracts			$19,075,357	$19,759,174	32,554	716,371
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts					$893,158	$768,762

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2009 (unaudited)

(a)

For federal income tax purposes, the aggregate cost was $97,343,425, aggregate gross unrealized appreciation was $11,140,459, aggregate gross unrealized depreciation was $7,518,578 and the net unrealized appreciation was $3,621,881.

(b)	Segregated security for forward currency contracts.
(c)	Principal amount denominated in respective country’s currency unless otherwise specified.
(d)

Pursuant to Rule 144A under the Securities Act of 1933, this security may only be traded among “qualified institutional buyers.” At September 30, 2009, it amounted to 1.1% of net assets and is not considered to be liquid. Principal amount denominated in U.S. dollars. Rate shown reflects current yield as of September 30, 2009.

Security Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
NTN-F – Brazil Sovereign “Nota do Tesouro Nacional” Series F
REIT – Real Estate Investment Trust

Currency Abbreviations:
BRL — Brazilian Real	KRW — South Korean Won
CLP — Chilean Peso	KWD — Kuwaiti Dinar
CNY — Chinese Renminbi	MXN — Mexican New Peso
COP — Colombian Peso	MYR — Malaysian Ringgit
EUR — Euro	PHP — Philippine Peso
GHC — Ghanaian Cedi	PLN — Polish Zloty
HUF — Hungarian Forint	RON — New Romanian Leu
IDR — Indonesian Rupiah	RUB — Russian Ruble
ILS — Israeli Shekel	TRY — New Turkish Lira
INR — Indian Rupee	TWD — New Taiwan Dollar
JPY — Japanese Yen	UGX — Ugandan Shilling
KES — Kenyan Shilling	ZMK — Zambian Kwacha

Portfolio holdings by industry (as percentage of net assets):
Industry
Agriculture	2.1%
Alcohol &Tobacco	6.7
Automotive	1.1
Banking	3.2
Chemicals	1.1
Commercial Services	0.7
Consumer Products	4.0
Drugs	4.3
Electric	2.8
Energy Integrated	7.4
Energy Services	4.4
Financial Services	6.7
Food & Beverages	0.9
Forest & Paper Products	1.9
Gas Utilities	0.8
Insurance	11.1
Leisure & Entertainment	5.8
Manufacturing	2.5
Metals & Mining	2.4
Real Estate	2.1
Retail	1.1
Semiconductors &Components	3.6
Technology Hardware	2.0
Telecommunications	12.4
Transportation	6.6
Subtotal	97.7
Foreign Government Obligations	17.6
Structured Note	1.0
Supranationals	0.4
Short-Term Investment	1.4
Total Investments	118.1%

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2009 (unaudited)

Valuation of Investments:

Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Forward currency contracts are valued at the current cost of offsetting the contracts. Securities listed on foreign exchanges are valued at the last reported sales price except as described below;securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when Lazard World Dividend &Income Fund, Inc.’s (the “Fund”) net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC, the Fund’s Investment Manager (the “Investment Manager”) may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered.

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (concluded)
September 30, 2009 (unaudited)

Fair Value Measurements:

The Fund adopted provisions surrounding Fair Value Measurements and Disclosures, effective January 1, 2008. Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. Fair Value Measurements and Disclosures also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of September 30, 2009:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2009
Assets:
Common Stocks
South Korea	$—	$443,451	$—	$443,451
Other	81,264,060	—	—	81,264,060
Limited Partnership Units	1,776,898	—	—	1,776,898
Foreign Government Obligations
Ghana	—	220,375	556,727	777,102
Uganda	—	—	174,545	174,545
Other	—	14,087,794	—	14,087,794
Structured Note	—	—	919,685	919,685
Supranationals	—	—	335,541	335,541
Short-Term Investment	—	1,186,230	—	1,186,230
Other Financial Instruments*
Forward Currency Contracts	—	893,158	—	893,158
Total	$83,040,958	$16,831,008	$1,986,498	$101,858,464
Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(768,762)	$—	$(768,762)

* Other financial instruments are derivative instruments which are valued at the unrealized appreciation/depreciation on the instruments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended September 30, 2009:

Description	Balance as of December 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation	Net Purchases/ (Sales)	Net Transfers in/(Out) of Level 3	Balance as of September 30, 2009	Net Change in Unrealized Appreciation from Investments Held at September 30, 2009
Corporate Bonds	$656,008	($158)	($546,122)	$512,580	($622,308)	$-	$-	$-
Foreign Government Obligations	3,021,593	75,861	-	1,041,129	930,611	(4,337,922)	731,272	1,041,129
Structured Notes	3,773,981	955	365,315	102,463	(3,323,029)	-	919,685	102,463
Supranationals	302,182	4,586	-	28,773	-	-	335,541	28,773
Total	$7,753,764	$81,244	($180,807)	$1,684,945	($3,014,726)	($4,337,922)	$1,986,498	$1,172,365

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 27, 2009

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	November 27, 2009